Cromwell Tran Sustainable Focus Fund
Schedule of Investments
March 31, 2025 (Unaudited)
1
Shares Value
COMMON STOCKS - 99.9%
Broadline Retail - 5.6%
Amazon.com, Inc.
(a)
................................................................... 7,458 $ 1,418,959
Building Products - 2.8%
Builders FirstSource, Inc.
(a)
............................................................. 5,554 693,917
Capital Markets - 3.9%
Jefferies Financial Group, Inc. ........................................................... 7,934 425,024
The Charles Schwab Corp. .............................................................. 7,298 571,288
996,312
Chemicals - 7.0%
Air Products and Chemicals, Inc. ......................................................... 2,900 855,268
The Sherwin-Williams Co. ............................................................... 2,582 901,609
1,756,877
Construction Materials - 3.8%
Martin Marietta Materials, Inc. .......................................................... 2,001 956,738
Electrical Equipment - 2.1%
GE Vernova, Inc. ..................................................................... 1,725 526,608
Health Care Technology - 3.9%
Veeva Systems, Inc. - Class A
(a)
........................................................ 4,200 972,846
Hotels, Restaurants & Leisure - 3.3%
Expedia Group, Inc. ................................................................... 5,000 840,500
Independent Power and Renewable Electricity Producers - 8.7%
Talen Energy Corp.
(a)
.................................................................. 11,022 2,200,763
Insurance - 1.3%
The Progressive Corp. ................................................................. 1,186 335,650
Interactive Media & Services - 5.0%
Alphabet, Inc. - Class A ................................................................. 1,900 293,816
Meta Platforms, Inc. - Class A ........................................................... 1,687 972,319
1,266,135
IT Services - 0.9%
Accenture PLC - Class A ............................................................... 755 235,590
Life Sciences Tools & Services - 6.5%
Danaher Corp. ........................................................................ 7,027 1,440,535
IQVIA Holdings, Inc.
(a)
.................................................................. 1,117 196,927
1,637,462

Cromwell Tran Sustainable Focus Fund
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
2
Shares Value
COMMON STOCKS - (Continued)
Personal Care Products - 2.8%
elf Beauty, Inc.
(a)
...................................................................... 11,391 $ 715,241
Real Estate Management & Development - 3.2%
CoStar Group, Inc.
(a)
.................................................................. 10,197 807,908
Semiconductors & Semiconductor Equipment - 12.5%
Entegris, Inc. .......................................................................... 8,684 759,676
NVIDIA Corp. .......................................................................... 15,170 1,644,125
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR ....................................... 4,619 766,754
3,170,555
Software - 19.1%
Gitlab, Inc. - Class A
(a)
.................................................................. 12,467 585,949
Intuit, Inc. ............................................................................. 1,633 1,002,646
Microsoft Corp. ........................................................................ 3,014 1,131,425
Palo Alto Networks, Inc.
(a)
............................................................... 7,148 1,219,735
Salesforce, Inc. ........................................................................ 3,330 893,639
4,833,394
Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc. - Class B ................................................................... 4,142 262,934
Trading Companies & Distributors - 3.9%
Ferguson Enterprises, Inc. ............................................................. 6,075 973,397
Wireless Telecommunication Services - 2.6%
T-Mobile US, Inc. ..................................................................... 2,474 659,840
TOTAL INVESTMENTS - 99.9% (Cost $19,742,862) ....................................................... $ 25,261,626
Other Assets in Excess of Liabilities - 0.1% ................................................................ 14,388
TOTAL NET ASSETS - 100% ...........................................................................
$ 25,276,014
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)
Non-income producing security.